BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 56,076	$ 32,313	$ 6,398
Accounts receivable,
net of allowance of $10,089 each period	732,420	953,826	432,289
Prepaid expenses and other current assets	148,601	96,483	65,285
Total current assets	937,097	1,082,622	503,972
Right of use asset - lease, net	61,765	120,777	195,441
Property and equipment, net	45,562	48,199	5,915
Software, net	418,194	354,905	184,676
Deposit	6,937	6,937	6,937
Total assets	1,469,555	1,613,440	896,941
Current liabilities:
Accounts payable	515,248	343,073	217,777
Accrued payroll	483,353	353,268	218,352
Accrued interest payable	545,432	531,409	939,440
Accrued retirement	272,695	264,675	254,348
Deferred revenue	264,772	320,042	178,824
Accrued expenses - other and other current liabilities	116,073	74,579	64,207
Operating lease liability - short-term	63,050	80,258	74,373
Current maturities of long-term obligations-other	763,361	1,004,445	950,000
Current maturities of long-term obligations-related parties	190,000	0	512,935
Notes payable - other	162,500	162,500	332,500
Notes payable - related parties,	155,000	0	58,000
Total current liabilities	3,531,484	3,134,249	3,800,756
Notes payable:
Other,	458,173	457,769	495,890
Related parties,	1,082,760	1,015,820	385,000
Accrued payroll taxes	69,025	69,025	0
Operating lease liability - long-term	0	42,347	122,605
Total liabilities	5,141,442	4,719,210	4,804,251
Stockholders' deficiency:
Common stock, $.001 par value, 60,000,000 shares authorized; 31,630,883 and 29,061,883 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	31,630	29,061	29,061
Additional paid-in capital	31,033,567	30,763,717	30,638,173
Accumulated deficit	(34,737,084)	(33,898,548)	(34,574,544)
Total stockholders' deficiency	(3,671,887)	(3,105,770)	(3,907,310)
Total liabilities and stockholders' deficiency	$ 1,469,555	$ 1,613,440	$ 896,941